Commitments and Contingencies - Summary of Future Payments of Commitments (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [Line Items]
Transportation and Storage	CAD 18,310	CAD 26,260
Operating Leases (Building Leases)	3,029	3,145
Product Purchases		70
Capital Commitments	18	26
Other Long-Term Commitments	355	271
Total Payments	21,712	29,772
Fixed Price Product Sales		3
1 Year [member]
Disclosure of commitments [Line Items]
Transportation and Storage	899	682
Operating Leases (Building Leases)	155	101
Product Purchases		70
Capital Commitments	16	23
Other Long-Term Commitments	109	80
Total Payments	1,179	956
Fixed Price Product Sales		3
2 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	886	711
Operating Leases (Building Leases)	146	146
Capital Commitments	2	3
Other Long-Term Commitments	39	27
Total Payments	1,073	887
Later than two years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	919	722
Operating Leases (Building Leases)	142	146
Other Long-Term Commitments	32	26
Total Payments	1,093	894
4 Years [member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,123	1,031
Operating Leases (Building Leases)	141	145
Other Long-Term Commitments	28	15
Total Payments	1,292	1,191
5 Years [Member]
Disclosure of commitments [Line Items]
Transportation and Storage	1,223	1,239
Operating Leases (Building Leases)	140	142
Other Long-Term Commitments	25	15
Total Payments	1,388	1,396
Thereafter [member]
Disclosure of commitments [Line Items]
Transportation and Storage	13,260	21,875
Operating Leases (Building Leases)	2,305	2,465
Other Long-Term Commitments	122	108
Total Payments	CAD 15,687	CAD 24,448